As filed with the Securities and Exchange Commission on November 30, 2006
Registration No. 333-

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-2
(Check appropriate box or boxes)

☑  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No.

☐  Post-Effective Amendment No.

HERCULES TECHNOLOGY GROWTH CAPITAL, INC.
(Exact Name of Registrant as Specified in Charter)

400 Hamilton Avenue, Suite 310
Palo Alto, CA 94301
(650) 289-3060
(Address and Telephone Number of Principal Executive Offices)

Manuel A. Henriquez
Chairman of the Board, President and Chief Executive Officer
Hercules Technology Growth Capital, Inc.
400 Hamilton Avenue, Suite 310
Palo Alto, California 94301
(Name and Address of Agent for Service)

Copy to:

Steven B. Boehm, Esq.
Cynthia M. Krus, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N. W.
Washington, D. C. 20004-2415
Telephone: (202) 383-0100
Facsimile: (202) 637-3593

Approximate date of proposed public offering:  As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box  ☑

If appropriate, check the following box:

☐  This amendment designates a new effective date for a previously filed registration statement.

☑	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration number of the earlier effective registration statement for the same offering is 333-136918.

CALCULATION OF REGISTRATION FEE

		Proposed Maximum	Proposed Maximum	Amount of
Title of Securities	Amount	Offering	Aggregate	Registration
to be Registered	to be Registered(1)(4)	Price per Share(2)	Offering Price(2)	Fee
Common Stock, par value $.001 per share	1,046,630 shares	$13.46(3)	$14,087,636	$1,507

(1)	Pursuant to Rule 416, this registration statement also covers such additional shares of our common stock as may be issued by reason of stock splits, stock dividends or similar transactions.

(2)	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended.

(3)	Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of our common stock as reported on the NASDAQ Global Market on November 28, 2006.

(4)	Portion of which may be purchased pursuant to an over-allotment option granted by the Registrant to certain underwriters.

This Registration Statement shall become effective upon filing with the Securities and Exchange Commission in accordance with Rule 462(b) under the Securities Act of 1933, as amended.

Incorporation Of Certain Information By Reference

This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933 by Hercules Technology Growth Capital, Inc. with the Securities and Exchange Commission solely for the purpose of increasing the number of shares of our common stock to be registered. This registration statement incorporates by reference the contents of the Registration Statement on Form N-2 (File No. 333-136918), including the exhibits thereto, filed on August 25, 2006, as amended, which was declared effective on October 18, 2006 and includes the registration statement facing page, Part C — Other Information, the signature pages, an exhibit index, a legal opinion and an accountant’s consent listed on the exhibit index.

PART C — OTHER INFORMATION

Item 25.	Financial Statements and Exhibits

1. Financial Statements

The following financial statements of Hercules Technology Growth Capital, Inc. (the “Company” or the “Registrant”) are included in this registration statement in “Part A — Information Required in a Prospectus”:

AUDITED FINANCIAL STATEMENTS
Report of Independent Registered Public Accounting Firm	F-2
Consolidated Statements of Assets and Liabilities as of December 31, 2005 and 2004	F-3
Consolidated Schedules of Investments as of December 31, 2005 and 2004	F-4
Consolidated Statements of Operations for the year ended December 31, 2005 and for the period from February 2, 2004 (commencement of operations) to December 31, 2004	F-9
Consolidated Statements of Changes in Net Assets for the year ended December 31, 2005 and for the period from February 2, 2004 (commencement of operations) to December 31, 2004	F-10
Consolidated Statements of Cash Flows for the year ended December 31, 2005 and for the period from February 2, 2004 (commencement of operations) to December 31, 2004	F-11
Notes to Consolidated Financial Statements	F-12
UNAUDITED FINANCIAL STATEMENTS
Consolidated Statements of Assets and Liabilities as of June 30, 2006 (unaudited) and December 31, 2005	F-25
Consolidated Schedule of Investments as of June 30, 2006 (unaudited)	F-26
Consolidated Schedule of Investments as of December 31, 2005	F-32
Consolidated Statements of Operations for the three and six-month periods ended June 30, 2006 and 2005 (unaudited)	F-36
Consolidated Statements of Changes in Net Assets for the six-month period ended June 30, 2006 and 2005 (unaudited)	F-37
Consolidated Statements of Cash Flows for the six-month period ended June 30, 2006 and 2005 (unaudited)	F-38
Notes to Consolidated Financial Statements (unaudited)	F-39

2. Exhibits

Exhibit
Number		Description

a		Articles of Amendment and Restatement.(2)
b		Amended and Restated Bylaws.(2)
d		Specimen certificate of the Company’s common stock, par value $.001 per share.(3)
e		Form of Dividend Reinvestment Plan.(4)
f	.1	Credit Agreement dated as of April 12, 2005 between Hercules Technology Growth Capital, Inc. and Alcmene Funding, L.L.C.(2)
f	.2	Pledge and Security Agreement dated as of April 12, 2005 between Hercules Technology Growth Capital, Inc. and Alcmene Funding, L.L.C.(2)
f	.3	First Amendment to Credit and Pledge Security Agreement dated August 1, 2005 between Hercules Technology Growth Capital, Inc. and Alcmene Funding L.L.C.(5)
f	.4	Loan Sale Agreement between Hercules Funding LLC and Hercules Technology Growth Capital, Inc. dated as of August 1, 2005.(5)
f	.5	Sale and Servicing Agreement among Hercules Funding Trust I, Hercules Funding LLC, Hercules Technology Growth Capital, Inc., U.S. Bank National Association and Lyon Financial Services, Inc. dated as of August 1, 2005.(5)
f	.6	Indenture between Hercules Funding Trust I and U.S. Bank National Association dated as of August 1, 2005.(5)

Exhibit
Number		Description

f	.7	Note Purchase Agreement among Hercules Funding Trust I, Hercules Funding I LLC, Hercules Technology Growth Capital, Inc. and Citigroup Global Markets Realty Corp. dated as of August 1, 2005.(5)
f	.8	Second Amendment to Credit and Pledge and Security Agreement by and among Hercules Technology Growth Capital, Inc. and Alcmene Funding, L.L.C., as lender and administrative agent for the lenders, dated March 6, 2006.(6)
f	.9	First Omnibus Amendment by and among Hercules Funding Trust I, Hercules Funding I, LLC, Hercules Technology Growth Capital, Inc., U.S. Bank National Association, Lyon Financial Services, Inc. and Citigroup Global Markets Realty Corp. dated March 6 2006.(6)
f	.10	Intercreditor Agreement among Hercules Technology Growth Capital, Inc., Alcmene Funding, L.L.C. and Citigroup Global Markets Realty Corp. dated as of March 6, 2006.(6)
f	.11	Warrant Participation Agreement between the Company and Citigroup Global Markets Realty Corp. dated as of August 1, 2005.(7)
f	.12	Second Amendment to Warrant Participation Agreement dated as of October 16, 2006.(7)
h	.1	Form of Underwriting Agreement.(7)
i	.1	Hercules Technology Growth Capital, Inc. 2004 Equity Incentive Plan (2005 Amendment and Restatement).(4)
i	.2	Form of Incentive Stock Option Award under the 2004 Equity Incentive Plan.(2)
i	.3	Form of Nonstatutory Stock Option Award under the 2004 Equity Incentive Plan.(2)
j		Form of Custody Agreement between the Company and Union Bank of California.(2)
k	.1	Form of Registrar Transfer Agency and Service Agreement between the Company and American Stock Transfer & Trust Company.(2)
k	.2	Warrant Agreement dated June 22, 2004 between the Company and American Stock Transfer & Trust Company, as warrant agent.(1)
k	.3	Side Letter dated February 2, 2004 between the Company and Jolson Merchant Partners Group LLC (now known as JMP Group LLC).(1)
k	.4	Registration Rights Agreement dated June 22, 2004 between the Company and JMP Securities LLC.(1)
k	.5	Letter Agreement dated February 22, 2005 between the Company and JMP Asset Management LLC.(2)
k	.6	Letter Agreement dated February 22, 2005 between the Company and Farallon Capital Management, L.L.C.(2)
k	.7	Subscription Agreement among Hercules Technology Growth Capital, Inc. and the subscribers named therein dated March 2, 2006.(6)
k	.8	Registration Rights Agreement among Hercules Technology Growth Capital, Inc. and the purchasers named therein dated March 2, 2006.(6)
l*		Opinion of Sutherland Asbill & Brennan LLP.
n	.1*	Consent of Ernst & Young LLP.
n	.2*	Consent of Sutherland Asbill & Brennan LLP (included in Exhibit l).
n	.3	Consent of VentureOne.(8)
p		Subscription Agreement dated February 2, 2004 between the Company and the subscribers named therein.(2)
r		Code of Ethics.(2)

*	Filed herewith.

(1)	Previously filed as part of the Registration Statement on Form N-2 of the Company, as filed on February 22, 2005 (File No. 333-122950) (SEC Accession No. 0001193125-05-034405).

(2)	Previously filed as part of Pre-Effective Amendment No. 1, as filed on May 17, 2005 (File No. 333-122950) (SEC Accession No. 0001193125-05-109178) to the Registration Statement on Form N-2 of the Company, originally filed with the Commission on February 22, 2005 (File No. 333-122950) (SEC Accession No. 0001193125-05-034405).

(3)	Previously filed as part of Pre-Effective Amendment No. 2, as filed on June 8, 2005 (File No. 333-122950) (SEC Accession No. 0001193125-05-121834) to the Registration Statement on Form N-2 of the Company, originally filed with the Commission on February 22, 2005 (File No. 333-122950) (SEC Accession No. 0001193125-05-034405).

(4)	Previously filed as part of Post-Effective Amendment No. 1, as filed on June 10, 2005 (File No. 333-122950) (SEC Accession No. 0001193125-05-123499) to the Registration Statement on Form N-2 of the Company, originally filed with the Commission on February 22, 2005 (File No. 333-122950) (SEC Accession No. 0001193125-05-034405).

(5)	Previously filed as part of the Current Report on Form 8-K of the Company, as filed on August 5, 2005 (File No. 814-00702) (SEC Accession No. 0001193125-05-157986).

(6)	Previously filed as part of Post-Effective Amendment No. 3, as filed on March 9, 2006 (File No. 333-126604) (SEC Accession No. 0001193125-06-049783) to the Registration Statement on Form N-2 of the Company, originally filed with the Commission on July 14, 2005 (File No. 333-126604) (SEC Accession No. 0001193125-05-142384).

(7)	Previously filed as part of Pre-Effective Amendment No. 1, as filed on October 17, 2006 (File No. 333-136918) (SEC Accession No. 0000950133-06-004464) to the Registration Statement on Form N-2 of the Company, originally filed with the Commission on August 25, 2006 (File No. 333-136918) (SEC Accession No. 0000950133-06-003902).

(8)	Previously filed as part of the Registration Statement on Form N-2 of the Company, as filed on August 25, 2006 (File No. 333-136918) (SEC Accession No. 0000950133-06-003902).

Item 26.	Marketing Arrangements

The information contained under the heading “Plan of Distribution” of the prospectus is incorporated herein by reference, and any information concerning any underwriters will be contained in any prospectus supplement, if any, accompanying this prospectus.

Item 27.	Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses payable by us in connection with the offering (excluding placement fees):

Amount

SEC registration fee	$11,665
NASD filing fee	$10,506
Nasdaq listing fee	$45,000
Accounting fees and expenses	$100,000
Legal fees and expenses	$275,000
Printing expenses	$100,000
Miscellaneous	$52,829

Total	$595,000

The amounts set forth above, except for the SEC fees, are in each case estimated.

Item 28.	Persons Controlled by or Under Common Control

Hercules Technology SBIC Management, LLC is a wholly-owned subsidiary of the Company. Hercules Technology SBIC Management, LLC is the general partner of Hercules Technology II, L.P. and the Company owns substantially all of the limited partnership interests in Hercules Technology II, L.P. Hercules Funding I LLC, a Delaware limited liability company, is a wholly-owned subsidiary of the Company. Hercules Funding I LLC holds all the ownership interests of Hercules Funding Trust I, a Delaware statutory trust. Accordingly, the Company may be deemed to control, directly or indirectly, the following entities:

Jurisdiction of
Name	Organization

Hercules Technology SBIC Management, LLC	Delaware
Hercules Technology II, L.P.	Delaware
Hercules Funding I LLC	Delaware
Hercules Funding Trust I	Delaware

Item 29.	Number of Holders of Securities

The following table sets forth the approximate number of record holders of the Company’s common stock as of October 9, 2006:

Number of
Record
Title of Class	Holders

Common stock, par value $.001 per share	2,397
Warrants to purchase shares of common stock	32

Item 30.	Indemnification

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The Registrant’s charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.

The Registrant’s charter authorizes the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to obligate itself to indemnify any present or former director or officer or any individual who, while a director or officer of the Registrant and at its request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and, under certain circumstances and provided certain conditions have been met, to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The Registrant’s bylaws obligate the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director or officer of the Registrant and at its request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in any such capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and, under certain circumstances and provided certain conditions have been met, to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The charter and bylaws also permit the Registrant to indemnify and, under certain circumstances and provided certain conditions have been met, advance expenses to any person who served a predecessor of the Registrant in any of the capacities described above and any of the Registrant’s employees or agents or any employees or agents of its predecessor. In accordance with the 1940 Act, the Registrant will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Additionally, the Registrant will not indemnify any person with respect to any matter as to which such person shall have been finally adjudicated in any proceeding not to have acted in good faith in the reasonable belief that their action was in the best interests of the Registrant.

Maryland law requires a corporation (unless its charter provides otherwise, which the Registrant’s charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received, unless in either case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the provisions described above, or otherwise, the Company has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person in the successful defense of an action, suit or proceeding) is asserted by a director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, we have agreed to indemnify, to the maximum extent permitted by Maryland law and the 1940 Act, representatives of JMP Asset Management LLC and Farallon Capital Management, L.L.C. on terms similar to those afforded to our directors and officers under our charter and bylaws in connection with their activities in evaluating our investment opportunities prior to our election to be regulated as a business development company.

The Company carries liability insurance for the benefit of its directors and officers (other than with respect to claims resulting from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office) on a claims-made basis of up to $10,000,000, subject to a $500,000 retention and the other terms thereof.

The Company has agreed to indemnify the underwriters against specified liabilities for actions taken in their capacities as such, including liabilities under the Securities Act of 1933, as amended.

Item 31.	Business and Other Connections of Investment Advisor

Not applicable.

Item 32.	Location of Accounts and Records

The Company maintains at its principal office physical possession of each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder.

Item 33.	Management Services

Not applicable.

Item 34.	Undertakings

We hereby undertake:

(1) to suspend the offering of shares until the prospectus is amended if (i) subsequent to the effective date of this registration statement, the net asset value declines more than ten percent from the net asset value as of the effective date of this registration statement, or (ii) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus;

(2) to file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

(i) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

(ii) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

(3) that, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(4) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering; and

(5) that, for the purpose of determining liability under the Securities Act of 1933 to any purchaser, if the Registrant is subject to Rule 430C [17 CFR 230.430C]: Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the Securities Act of 1933 [17 CFR 230.497(b), (c), (d) or (e)] as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the Securities Act of 1933 [17 CFR 230.430A], shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(6) that for the purpose of determining liability of the Registrant under the Securities Act of 1933 to any purchaser in the initial distribution of securities: The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(i) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act of 1933 [17 CFR 230.497];

(ii) the portion of any advertisement pursuant to Rule 482 under the Securities Act of 1933 [17 CFR 230.482] relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(iii) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

(7) for purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective; and

(8) for the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof; and

(9) to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Palo Alto, and State of California, on the 30th day of November, 2006.

Hercules Technology Growth Capital, Inc.

By:	/s/ Manuel A. Henriquez
Name: Manuel A. Henriquez

Title:	Chairman of the Board, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Manuel A. Henriquez Manuel A. Henriquez	Chairman of the Board, President and Chief Executive Officer (principal executive officer)	November 30, 2006

/s/ David M. Lund David M. Lund	Chief Financial Officer (principal financial and accounting officer)	November 30, 2006

* Allyn C. Woodward, Jr.	Director	November 30, 2006

* Joseph W. Chow	Director	November 30, 2006

* Robert P. Badavas	Director	November 30, 2006

*	Signed by Scott Harvey on behalf of those identified pursuant to his designation as attorney-in-fact signed by each on August 25, 2006.

EXHIBIT INDEX

Exhibit
Number		Description

l		Opinion of Sutherland Asbill & Brennan LLP.
n	.1	Consent of Ernst & Young LLP.
n	.2	Consent of Sutherland Asbill & Brennan LLP (included in Exhibit l).